Offerings	Oct. 01, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	16,713
Proposed Maximum Offering Price per Unit	23.86
Maximum Aggregate Offering Price	$ 398,772.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 61.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 (this Registration Statement) shall also cover any additional shares of common stock, par value $0.001 per share (the Common Stock) of Salesforce, Inc. (the Registrant) that become issuable under the Tenyx, Inc. 2021 Equity Incentive Plan (the Plan), which was assumed by the Registrant in connection with the acquisition of Tenyx, Inc. Estimated in accordance with Rule 457(h) of the Securities Act based on $23.86, the weighted average exercise price per share of the outstanding options under the Plan. Represents 16,713 shares of the Registrants Common Stock issuable in connection with stock options awarded under the Plan that were assumed by and converted into stock options of the Registrant on September 13, 2024 in connection with the Registrants acquisition of Tenyx, Inc.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	7,707
Proposed Maximum Offering Price per Unit	272.44
Maximum Aggregate Offering Price	$ 2,099,695.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 321.46
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 (this Registration Statement) shall also cover any additional shares of common stock, par value $0.001 per share (the Common Stock) of Salesforce, Inc. (the Registrant) that become issuable under the Tenyx, Inc. 2021 Equity Incentive Plan (the Plan), which was assumed by the Registrant in connection with the acquisition of Tenyx, Inc. Estimated in accordance with Rule 457(h) of the Securities Act based on the average of the high and low prices of the Registrants Common Stock as reported on the New York Stock Exchange on September 30, 2024. Represents 7,707 shares of the Registrants Common Stock previously issued as restricted stock of Tenyx, Inc. in connection with restricted stock awarded under the Plan and restricted stock acquired upon the early exercise of stock options awarded under the Plan, that, in each case, were assumed by and converted into restricted stock of the Registrant on September 13, 2024 in connection with the Registrants acquisition of Tenyx, Inc.